UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Money Market Fund

August 31, 2018

CTM-QTLY-1018
1.805761.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.4%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.77% 9/7/18, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.76% 9/7/18, VRDN (a)(b)	2,800,000	2,800,000
Connecticut - 45.0%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 1.57% 9/7/18, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 1.72% 9/7/18, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 1.67% 9/7/18, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 1.67% 9/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	35,290,000	35,290,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 1.63% 9/7/18, LOC Bank of America NA, VRDN (a)	13,800,000	13,800,000
(Hamden Hall Country Day School Proj.) Series A, 1.66% 9/7/18, LOC RBS Citizens NA, VRDN (a)	14,725,000	14,725,000
(Taft School Issue Proj.) Series E, 1.64% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	11,800,000	11,800,000
(Trinity College Proj.) Series L, 1.57% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,015,000	8,015,000
(Wesleyan Univ. Proj.) Series H, 1.55% 9/7/18, VRDN (a)	6,205,000	6,205,000
Series 2007 D, 1.63% 9/7/18, LOC Bank of America NA, VRDN (a)	9,005,000	9,005,000
Series 2011 A, 1.59% 9/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,755,000	1,755,000
Series 2011 B, 1.56% 9/7/18, LOC Bank of America NA, VRDN (a)	27,000,000	27,000,000
Series 2013 O, 1.51% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	3,950,000	3,950,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 1.51% 9/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	6,615,000	6,615,000
Series 2010, 1.59% 9/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,400,000	3,400,000
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 1.62% 9/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	9,755,000	9,755,000
Series D 3, 1.59% 9/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	17,300,000	17,300,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 1.52% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	26,300,000	26,300,000
FNMA Stamford Hsg. Auth. Multi-family Rev. 1.53% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	31,680,000	31,680,000
		247,190,000
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.6% 9/7/18, VRDN (a)(b)(c)	200,000	200,000
Series 2003 B, 1.75% 9/7/18, VRDN (a)(b)	1,800,000	1,800,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 9/7/18, VRDN (a)	400,000	400,000
Series I, 1.67% 9/7/18, VRDN (a)	200,000	200,000
		2,600,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.65% 9/7/18, VRDN (a)(b)	1,000,000	1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.73% 9/7/18, VRDN (a)	100,000	100,000
Series 2010 B1, 1.73% 9/7/18, VRDN (a)	300,000	300,000
		400,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.77% 9/7/18, VRDN (a)(b)	1,200,000	1,200,000
Nevada - 0.0%
Washoe County Gas Facilities Rev. Series 2016 C, 1.61% 9/7/18, VRDN (a)(b)	100,000	100,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.76% 9/7/18, VRDN (a)(b)	300,000	300,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.77% 9/7/18, VRDN (a)(b)	100,000	100,000
Series A, 1.73% 9/7/18, VRDN (a)(b)	100,000	100,000
		200,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.73% 9/7/18, VRDN (a)(b)	1,900,000	1,900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.72% 9/7/18, VRDN (a)(b)	900,000	900,000
		2,800,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 1.6% 9/7/18, VRDN (a)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $260,590,000)		260,590,000

Tender Option Bond - 19.7%
California - 0.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	3,100,000	3,100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	900,000	900,000
		4,000,000
Connecticut - 18.6%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 1.66% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	8,000,000	8,000,000
Series Floaters 014, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	25,800,000	25,800,000
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	5,100,000	5,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 1.6% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,750,000	3,750,000
Series Floaters XM 04 49, 1.59% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,225,000	2,225,000
Series RBC 2016 XM0133, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,910,000	7,910,000
Series ROC II R 11854, 1.64% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	7,010,000	7,010,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,000,000	9,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 1.64% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	16,000,000	15,999,986
		102,229,986
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(f)	100,000	100,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,100,000	1,100,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Texas - 0.1%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	500,000	500,000
TOTAL TENDER OPTION BOND
(Cost $108,129,986)		108,129,986

Other Municipal Security - 23.0%
Connecticut - 21.9%
Bethel Gen. Oblig. BAN Series 2018, 2.5% 11/15/18	6,000,000	6,011,294
Bristol Gen. Oblig. BAN Series 2018, 2.25% 10/25/18	6,000,000	6,004,110
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	7,000,000	7,014,192
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	6,600,000	6,608,324
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	8,900,000	8,911,015
Bonds:
Series 2011 C, 2.66% 5/15/19 (a)(f)	1,000,000	1,006,027
Series 2012 A, SIFMA Municipal Swap Index + 1.100% 2.66% 4/15/19 (a)(f)	2,025,000	2,032,405
Series 2016 G, 5% 11/1/18	4,000,000	4,021,053
Series 2018 A, 5% 4/15/19	5,800,000	5,909,731
Series 2018 B, 5% 4/15/19	5,800,000	5,909,731
Connecticut Health & Edl. Facilities Auth. Rev. Bonds series S2, 1.44% tender 10/4/18, CP mode	7,350,000	7,350,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2008 A, 5% 11/1/18 (Pre-Refunded to 11/1/18 @ 100)	1,015,000	1,020,849
Series 2009A, 5% 12/1/18	1,000,000	1,008,322
East Haddam Gen. Oblig. BAN Series 2018:
2.25% 9/6/18	6,100,000	6,100,617
2.5% 6/6/19 (g)	5,400,000	5,422,734
East Windsor Gen. Oblig. BAN Series 2018, 2% 1/3/19	1,756,000	1,757,162
New Milford Gen. Oblig. BAN Series 2018, 2.5% 1/24/19	5,900,000	5,915,393
North Haven Gen. Oblig. BAN Series 2017, 2.25% 11/8/18	5,775,000	5,783,616
Plainville Gen. Oblig. BAN Series 2018, 2% 9/14/18	4,000,000	4,000,707
Rocky Hill Gen. Oblig. BAN Series 2018:
3% 7/30/19	6,000,000	6,067,772
4% 7/30/19	3,575,000	3,642,021
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	6,500,000	6,509,244
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	6,000,000	6,006,923
Wolcott Gen. Oblig. BAN Series 2018, 2.5% 11/8/18	6,400,000	6,411,334
		120,424,576
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.73% tender 9/11/18, CP mode	400,000	400,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2018:
1.7% tender 9/24/18, CP mode	500,000	500,000
1.8% tender 10/5/18, CP mode	200,000	200,000
		700,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90A:
1.8% tender 9/27/18, CP mode (b)	2,100,000	2,100,000
1.85% tender 10/5/18, CP mode (b)	600,000	600,000
Series 90B, 1.6% tender 9/13/18, CP mode	900,000	900,000
Series A1, 1.75% tender 9/6/18, CP mode (b)	1,400,000	1,400,000
		5,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $126,524,576)		126,524,576
	Shares	Value

Investment Company - 10.4%
Fidelity Municipal Cash Central Fund, 1.60% (h)(i)
(Cost $56,991,117)	56,986,037	56,991,117
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $552,235,679)		552,235,679
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,974,892)
NET ASSETS - 100%		$549,260,787

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,500,000 or 4.8% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 3/2/18	$25,800,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 10/12/18 (Liquidity Facility Barclays Bank PLC)	8/8/18 - 8/15/18	$500,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	8/6/18	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$456,236
Total	$456,236

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey AMT Tax-Free Money Market Fund

August 31, 2018

SNJ-QTLY-1018
1.805778.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.0%
	Principal Amount	Value
Alabama - 0.7%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.68% 9/7/18, VRDN (a)	$2,500,000	$2,500,000
West Jefferson Indl. Dev. Series 2008, 1.68% 9/7/18, VRDN (a)	500,000	500,000
		3,000,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 1.6% 9/7/18, VRDN (a)	1,200,000	1,200,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.61% 9/7/18, VRDN (a)	1,000,000	1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 1.68% 9/7/18, VRDN (a)	200,000	200,000
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2008, 1.55% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	900,000	900,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 9/7/18, VRDN (a)	400,000	400,000
Series I, 1.67% 9/7/18, VRDN (a)	200,000	200,000
		600,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.73% 9/7/18, VRDN (a)	1,200,000	1,200,000
Series 2010 B1, 1.73% 9/7/18, VRDN (a)	2,050,000	2,050,000
		3,250,000
New Jersey - 22.5%
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.44% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	8,840,000	8,840,000
New Jersey Econ. Dev. Auth. Rev. (Applewood Estates Proj.) Series 2005 B, 1.45% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	7,435,000	7,435,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.56% 9/7/18, LOC Bank of America NA, VRDN (a)	4,925,000	4,925,000
Series 2008 C, 1.56% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	14,395,000	14,395,000
(Barnabas Health Proj.) Series 2011 B, 1.5% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	5,725,000	5,725,000
(Meridian Health Sys. Proj.):
Series 2003 A, 1.56% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,685,000	12,685,000
Series 2006 A5, 1.57% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.55% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,380,000	5,380,000
(Virtua Health Proj.):
Series 2009 B, 1.3% 9/4/18, LOC JPMorgan Chase Bank, VRDN (a)	2,200,000	2,200,000
Series 2009 C, 1.35% 9/4/18, LOC JPMorgan Chase Bank, VRDN (a)	1,725,000	1,725,000
Series 2009 D, 1.48% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
Series 2014 B, 1.47% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	6,920,000	6,920,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 1.5% 9/7/18, LOC Bank of America NA, VRDN (a)	18,300,000	18,300,000
		92,105,000
Pennsylvania, New Jersey - 8.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 1.53% 9/7/18, LOC TD Banknorth, NA, VRDN(a)	28,205,000	28,205,000
Series 2010 B, 1.53% 9/7/18, LOC Barclays Bank PLC, VRDN (a)	6,870,000	6,870,000
		35,075,000
New York And New Jersey - 3.4%
Port Auth. of New York & New Jersey:
Series 1992 2, 1.61% 10/1/18, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 1.61% 10/1/18, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 1.61% 10/1/18, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.66% 9/7/18, VRDN (a)	100,000	100,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.6% 9/7/18, VRDN (a)	100,000	100,000
		200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $151,430,000)		151,430,000

Tender Option Bond - 25.4%
California - 0.9%
California Gen. Oblig. Participating VRDN Series 15 XF0129, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,900,000	1,900,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600,000	1,600,000
		3,500,000
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	100,000	100,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	800,000	800,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200,000	1,200,000
New Jersey - 14.2%
Essex County Impt. Auth. Proj. Rev. Bonds Series Clipper 09 49, SIFMA Municipal Swap Index + 0.050% 1.61%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	2,400,000	2,400,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 1.6% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN:
Series Floaters E102, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	20,150,000	20,150,000
Series Floaters XF 25 25, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,300,000	3,300,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500,000	1,500,000
Series Floaters XF 25 38, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,810,000	2,810,000
Series Floaters XG 01 68, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Series Floaters XL 00 52, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,225,000	3,225,000
Series Floaters XX 10 91, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,410,000	4,410,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 1.56% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 06 01, 1.57% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,230,000	2,230,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,500,000	1,500,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,625,000	2,625,000
Series Floaters XX 10 93, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300,000	2,300,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,360,000	4,360,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.56% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	535,000	535,000
		58,045,000
New York And New Jersey - 9.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000,000	9,000,000
Series 16 XF2211, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,800,000	3,800,000
Series Floaters XF 05 62, 1.59% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	175,000	175,000
Series Floaters XF 05 65, 1.58% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	800,000	800,000
Series Floaters XF 26 00, 1.56% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,160,000	4,160,000
Series Floaters XM 05 05, 1.59% 9/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,800,000	2,800,000
Series Floaters XX 10 68, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,400,000	6,400,000
Series Floaters ZF 26 87, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	520,000	520,000
Series Floaters ZM 04 10, 1.59% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,755,000	1,755,000
Series MS 3249, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3264, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650,000	7,650,000
Series ROC II R 14077, 1.58% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,900,000	1,900,000
		39,460,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	300,000	300,000
		500,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	100,000	100,000
		300,000
TOTAL TENDER OPTION BOND
(Cost $103,905,000)		103,905,000

Other Municipal Security - 24.9%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,285,000	1,285,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,080,000	1,080,000
		2,365,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.73% tender 9/11/18, CP mode	300,000	300,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2018:
1.7% tender 9/24/18, CP mode	400,000	400,000
1.8% tender 10/5/18, CP mode	200,000	200,000
		600,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90B, 1.6% tender 9/13/18, CP mode	600,000	600,000
New Jersey - 22.9%
Avalon Borough Gen. Oblig. BAN Series 2018, 2.75% 12/5/18	3,300,000	3,310,298
Berkeley Heights Township BAN Series 2017, 2.25% 10/4/18	2,700,000	2,702,629
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	2,000,000	2,013,962
Camden County BAN Series 2017 A, 3% 10/25/18	3,400,000	3,408,601
Cape May Gen. Oblig. BAN Series 2018, 3% 7/12/19	4,900,000	4,945,482
Chester Township Gen. Oblig. BAN Series 2017, 2.25% 10/12/18	3,130,000	3,133,257
Cranford Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	3,200,000	3,229,934
Delran Township BAN Series 2017, 2.5% 10/29/18	2,894,000	2,899,815
Essex County Gen. Oblig. BAN Series 2017, 2.5% 9/12/18	850,000	850,219
Fairfield Township BAN:
Series 2017, 3% 12/4/18	1,700,000	1,706,120
Series 2018, 3% 6/12/19	2,775,000	2,799,163
Fairview Gen. Oblig. BAN Series 2018:
3% 2/1/19	2,700,000	2,714,799
3% 8/30/19	1,400,000	1,414,063
Harrison Township BAN Series 2018 A, 3.25% 5/29/19	4,200,000	4,240,220
Hopewell Township Gen. Oblig. BAN Series 2018:
3% 4/5/19	1,700,000	1,712,052
3% 4/5/19	1,100,000	1,107,175
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	3,400,000	3,414,034
Montclair Township Gen. Oblig. BAN Series 2017, 2.5% 11/2/18	11,391,218	11,409,165
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	3,600,000	3,624,957
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2008, 5.25% 10/1/18 (Pre-Refunded to 10/1/18 @ 100)	1,955,000	1,960,886
North Arlington BAN Series 2018, 2.5% 10/1/18	2,110,000	2,111,161
North Caldwell Gen. Oblig. BAN Series 2017, 2.25% 10/24/18	1,800,000	1,802,789
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	3,400,000	3,409,872
Oradell BAN Series 2018, 3% 4/5/19	2,700,000	2,717,879
Point Pleasant Beach Gen. Oblig. BAN Series 2018, 2.75% 8/2/19	3,100,000	3,123,709
Somerset County Impt. Auth. Rev. BAN (Township of Hillsborough Proj.) Series 2018, 3% 6/6/19 (Somerset County Gen. Oblig. Guaranteed)	1,600,000	1,613,271
Springfield Township Gen. Oblig. BAN Series 2018, 3% 8/2/19	3,300,000	3,333,590
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	7,500,000	7,509,792
Washington Township Gloucester County BAN Series 2018 A, 3% 6/26/19	1,800,000	1,816,151
West Caldwell Township BAN Series 2017, 3% 12/14/18	3,400,000	3,413,631
		93,448,676
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey Series B:
1.5% 9/10/18, CP	300,000	300,000
1.55% 10/26/18, CP	4,000,000	4,000,000
		4,300,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $101,613,676)		101,613,676
	Shares	Value

Investment Company - 12.3%
Fidelity Tax-Free Cash Central Fund, 1.55% (e)(f)
(Cost $50,446,839)	50,443,019	50,446,839
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $407,395,515)		407,395,515
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,595,669
NET ASSETS - 100%		$408,991,184

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,900,000 or 3.9% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$200,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$1,200,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$200,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000
Port Auth. of New York & New Jersey Series 1992 2, 1.61% 10/1/18, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 1.61% 10/1/18, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 1.61% 10/1/18, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$362,960
Total	$362,960

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Money Market Fund

August 31, 2018

NJS-QTLY-1018
1.805776.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 40.0%
	Principal Amount	Value
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.77% 9/7/18, VRDN (a)(b)	$2,600,000	$2,600,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.68% 9/7/18, VRDN (a)	1,000,000	1,000,000
West Jefferson Indl. Dev. Series 2008, 1.68% 9/7/18, VRDN (a)	1,700,000	1,700,000
		5,300,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.76% 9/7/18, VRDN (a)(b)	800,000	800,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.74% 9/7/18, VRDN (a)(b)	500,000	500,000
Delaware, New Jersey - 2.5%
Delaware River & Bay Auth. Rev. Series 2008, 1.55% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	18,800,000	18,800,000
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.6% 9/7/18, VRDN (a)(b)	700,000	700,000
Series 2003 B, 1.75% 9/7/18, VRDN (a)(b)	600,000	600,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 9/7/18, VRDN (a)	1,700,000	1,700,000
Series I, 1.67% 9/7/18, VRDN (a)	600,000	600,000
		3,600,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.65% 9/7/18, VRDN (a)(b)	1,300,000	1,300,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.73% 9/7/18, VRDN (a)	400,000	400,000
Series 2010 B1, 1.73% 9/7/18, VRDN (a)	400,000	400,000
		800,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.77% 9/7/18, VRDN (a)(b)	1,500,000	1,500,000
New Jersey - 27.4%
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 1.53% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.56% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	7,995,000	7,995,000
(Cooper Health Sys. Proj.) Series 2008 A, 1.53% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	15,500,000	15,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.56% 9/7/18, LOC Bank of America NA, VRDN (a)	21,780,000	21,780,000
Series 2008 C, 1.56% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	14,050,000	14,050,000
(Meridian Health Sys. Proj.) Series 2003 A, 1.56% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	25,750,000	25,750,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.55% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	4,480,000	4,480,000
(Virtua Health Proj.):
Series 2009 C, 1.35% 9/4/18, LOC JPMorgan Chase Bank, VRDN (a)	2,650,000	2,650,000
Series 2009 E, 1.48% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	9,100,000	9,100,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 F, 1.55% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	38,145,000	38,145,000
Series 2013 5, 1.59% 9/7/18, LOC Citibank NA, VRDN (a)(b)	38,665,000	38,665,002
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 1.56% 9/7/18, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
		207,015,002
Pennsylvania, New Jersey - 2.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 1.53% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	3,600,000	3,600,000
Series 2010 B, 1.53% 9/7/18, LOC Barclays Bank PLC, VRDN (a)	12,715,000	12,715,000
		16,315,000
New York And New Jersey - 5.1%
Port Auth. of New York & New Jersey:
Series 1991 1, 1.64% 10/1/18, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 1.64% 10/1/18, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1995 3, 1.64% 10/1/18, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 1.64% 10/1/18, VRDN (a)(b)(c)	10,500,000	10,500,000
		38,500,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.76% 9/7/18, VRDN (a)(b)	1,000,000	1,000,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.77% 9/7/18, VRDN (a)(b)	100,000	100,000
Series A, 1.73% 9/7/18, VRDN (a)(b)	200,000	200,000
		300,000
Texas - 0.1%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.65% 9/7/18 (Total SA Guaranteed), VRDN (a)(b)	500,000	500,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.73% 9/7/18, VRDN (a)(b)	2,200,000	2,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.72% 9/7/18, VRDN (a)(b)	1,500,000	1,500,000
		3,700,000
Wyoming - 0.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.69% 9/7/18, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $301,580,002)		301,580,002

Tender Option Bond - 25.3%
California - 0.3%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,000,000	1,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,200,000	1,200,000
		2,200,000
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	100,000	100,000
New Jersey - 20.0%
Essex County Impt. Auth. Proj. Rev. Bonds Series Clipper 09 49, SIFMA Municipal Swap Index + 0.050% 1.61%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	13,230,000	13,230,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 1.6% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,275,000	4,275,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN:
Series Floaters E102, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	37,450,000	37,450,000
Series Floaters XF 25 25, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,700,000	8,700,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,000,000	6,000,000
Series Floaters XG 01 68, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,350,000	9,350,000
Series Floaters XL 00 52, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,400,000	8,400,000
Series Floaters XX 10 91, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,600,000	4,600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 1.59% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,335,000	4,335,000
Series 15 XF0149, 1.56% 9/7/18 (Liquidity Facility Bank of America NA) (a)(d)	2,670,000	2,670,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 06 01, 1.57% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,200,000	6,200,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(d)	2,015,000	2,015,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.66% 9/7/18 (Liquidity Facility Bank of America NA) (a)(b)(d)	8,300,000	8,300,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,715,000	9,715,000
Series Floaters XX 10 93, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,500,000	8,500,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,360,000	2,360,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.56% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	1,900,000	1,900,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 1.63% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		151,140,000
New York And New Jersey - 5.0%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 1.64% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF0407, 1.64% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 ZF0367, 1.64% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 1.61% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series Floaters XF 06 83, 1.59% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	600,000	600,000
Series Floaters XF 24 88, 1.61% 9/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	800,000	800,000
Series Floaters XL 00 63, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	1,400,000	1,400,000
Series Floaters XM 06 16, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	4,800,000	4,800,000
Series Floaters XX 10 68, 1.58% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,930,000	4,930,000
Series Floaters YX 10 34, 1.64% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	780,000	780,000
Series ROC 14086, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
Series ROC II R 14077, 1.58% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	3,700,000	3,700,000
		37,640,000
TOTAL TENDER OPTION BOND
(Cost $191,080,000)		191,080,000

Other Municipal Security - 29.1%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.73% tender 9/11/18, CP mode	500,000	500,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2018:
1.7% tender 9/24/18, CP mode	700,000	700,000
1.8% tender 10/5/18, CP mode	300,000	300,000
		1,000,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90A:
1.8% tender 9/27/18, CP mode (b)	2,900,000	2,900,000
1.85% tender 10/5/18, CP mode (b)	800,000	800,000
Series 90B, 1.6% tender 9/13/18, CP mode	1,200,000	1,200,000
Series A1, 1.75% tender 9/6/18, CP mode (b)	1,900,000	1,900,000
		6,800,000
New Jersey - 23.2%
Avalon Borough Gen. Oblig. BAN Series 2018, 2.75% 12/5/18	8,163,195	8,188,668
Camden County BAN Series 2017 A, 3% 10/25/18	9,800,000	9,824,790
Cape May Gen. Oblig. BAN Series 2018, 3% 7/12/19	9,605,000	9,694,153
Chester Township Gen. Oblig. BAN Series 2017, 2.25% 10/12/18	3,440,000	3,442,645
Cranford Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	6,500,000	6,560,804
Delran Township BAN Series 2017, 2.5% 10/29/18	8,700,000	8,717,481
Fairfield Township BAN:
Series 2017, 3% 12/4/18	4,729,631	4,746,657
Series 2018, 3% 6/12/19	5,700,000	5,749,631
Fairview Gen. Oblig. BAN Series 2018:
3% 2/1/19	6,978,000	7,016,247
3% 8/30/19	2,535,000	2,560,463
Harrison Township BAN Series 2018 A, 3.25% 5/29/19	9,026,340	9,112,777
Hopewell Township Gen. Oblig. BAN Series 2018:
3% 4/5/19	4,047,019	4,075,710
3% 4/5/19	2,258,144	2,272,874
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	9,700,000	9,740,038
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	8,800,000	8,861,005
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2008, 5.25% 10/1/18 (Pre-Refunded to 10/1/18 @ 100)	4,600,000	4,613,849
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2012 1A, 5% 12/1/18 (b)	700,000	705,252
Series 2018 B, 5% 12/1/18 (b)	250,000	251,754
North Arlington BAN Series 2018, 2.5% 10/1/18	4,700,000	4,702,585
North Caldwell Gen. Oblig. BAN Series 2017, 2.25% 10/24/18	5,312,470	5,320,700
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	9,900,000	9,928,745
Oradell BAN Series 2018, 3% 4/5/19	6,337,400	6,379,366
Point Pleasant Beach Gen. Oblig. BAN Series 2018, 2.75% 8/2/19	6,011,308	6,057,282
Somerset County Impt. Auth. Rev. BAN (Township of Hillsborough Proj.) Series 2018, 3% 6/6/19 (Somerset County Gen. Oblig. Guaranteed)	3,400,000	3,428,200
Springfield Township Gen. Oblig. BAN Series 2018, 3% 8/2/19	6,500,000	6,566,163
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	17,675,000	17,698,076
Washington Township Gloucester County BAN Series 2018 A, 3% 6/26/19	3,737,455	3,770,990
West Caldwell Township BAN Series 2017, 3% 12/14/18	4,900,000	4,919,644
		174,906,549
New York And New Jersey - 4.8%
Port Auth. of New York & New Jersey:
Series A:
1.39% 9/7/18, CP (b)	6,100,000	6,100,000
1.42% 9/26/18, CP (b)	5,395,000	5,395,000
1.52% 10/10/18, CP (b)	5,800,000	5,800,000
1.73% 11/2/18, CP (b)	5,595,000	5,595,000
1.74% 10/17/18, CP (b)	4,000,000	4,000,000
1.75% 10/25/18, CP (b)	8,600,000	8,600,000
Series B, 1.5% 9/10/18, CP	600,000	600,000
		36,090,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $219,296,549)		219,296,549
	Shares	Value

Investment Company - 5.1%
Fidelity Municipal Cash Central Fund, 1.60%(f)(g)
(Cost $38,486,076)	38,483,721	38,486,076
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $750,442,627)		750,442,627
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,613,939
NET ASSETS - 100%		$754,056,566

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,500,000 or 5.1% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Port Auth. of New York & New Jersey Series 1991 1, 1.64% 10/1/18, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 1.64% 10/1/18, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1995 3, 1.64% 10/1/18, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 1.64% 10/1/18, VRDN	8/9/02	$10,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$581,864
Total	$581,864

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018